Loans to Third Pairties, Net - Schedule of Loans to Third Parties (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Loans to third parties, current:
Loans to third parties, current		$ 0	$ 522,335
Loans to third parties, noncurrent:
Loans to third parties, noncurrent		788,083	224,588
Less: allowance for doubtful accounts	[1]	(56,629)	(53,830)
Total loan to third parties, net		788,083	746,924
Beijing Chuangyouyi Education Technology Co., Ltd [Member]
Loans to third parties, current:
Loans to third parties, current	[1]	0	52,512
Loans to third parties, noncurrent:
Less: allowance for doubtful accounts	[1]	55,242
Beijing Dejinbao Mining Engineering Co., Ltd [Member]
Loans to third parties, current:
Loans to third parties, current	[2]		496,093
Loans to third parties, noncurrent:
Loans to third parties, noncurrent	[2]	789,470	224,588
Individual Person [Member]
Loans to third parties, current:
Loans to third parties, current	[3]		$ 27,561

[1]	On December 25, 2017, Distance Learning loaned RMB 600,000 (USD 86,982 as of March 31, 2026) to Beijing Chuangyouyi Education Technology Co., Ltd (“Chuangyouyi”). The loan bears an interest rate of 6% and is not guaranteed. The maturity was December 24, 2018. Chuangyouyi repaid RMB 218,937 (USD 31,739 as of March 31, 2026) to the company during in September and December 2024. The remaining balance of RMB 381,063 (USD 56,629 as of March 31, 2026) upon maturity, considering that the probability of collecting the repayment is low, the Company has fully accrued allowance for the balance.
[2]	On September 5, 2017, Distance Learning loaned RMB3,000,000 (USD 434,909 as of March 31, 2026) to Beijing Dejinbao Mining Engineering Co., Ltd (“Dejinbao”). The loan bears an interest rate of 6% and is not guaranteed. The original maturity was September 5, 2019, and was later extended to September 5, 2023. On September 27, 2018, Distance Learning loaned an additional RMB600,000 (USD 86,982 as of March 31, 2026) to Dejinbao. The loan bears an interest rate of 6% and is not guaranteed and no fixed maturity date. Dejinbao signed a repayment plan, under which it shall repay no less than RMB200,000 (USD28,994) annually starting from July 31, 2026, and is expected to fully settle all principal and interest by March 31, 2031.
[3]	On February 13, 2023, Distance Learning loaned RMB200,000 (USD 27,561 as of March 31, 2025) to a third part. The loan to an individual person is unsecured, non-interest bearing and due on demand. The individual person repayment the loan in February 2026.